Investments (Fixed Maturity and Equity Securities Available-For-Sale - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	$ 175,686	$ 188,911
Non-income producing fixed maturity securities
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	3	6
Gross Unrealized Gain		$ 5
Maximum | Non-income producing fixed maturity securities
Summary of Certain Fixed Maturity Securities
Gross Unrealized Gain	$ 1